Share-Based Compensation (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Research and development	₪ 71,913		₪ 18,777	₪ 7,794
Marketing, general and administrative	5,154		4,879	4,106
USD [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Research and development | $		$ 19,187
Marketing, general and administrative | $		$ 1,375
Directors and service providers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Research and development	119		388	903
Marketing, general and administrative	141		131	358
Total share-based compensation	260		₪ 519	₪ 1,261
Directors and service providers [Member] | USD [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Research and development	32
Marketing, general and administrative	38
Total share-based compensation	₪ 70